SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from related parties	$ 26,255	$ 26,364	$ 984,806
Due to related parties	491,016	683,981	337,400
Mr Yumin Lin [Member] | President Chief Executive Officer Secretary Director [Member]
Related Party Transaction [Line Items]
Due from related parties			45,662
Due to related parties	300,114	344,218
Mr. Kaihong Lin [Member] | Chief Financial Officer and Treasurer [Member]
Related Party Transaction [Line Items]
Due from related parties			215,973
Ms. Xiulan Zhou [Member] | Manager of a Subsidiary Ms Yumin Lins Wife [Member]
Related Party Transaction [Line Items]
Due from related parties			360,273
Ms. Xiulan Zhou [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	1,160	1,157
Mr. Huagen Li [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due from related parties			123,456
Due to related parties	2,523	2,518
Mr. Zhipeng Zuo [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due from related parties			133,658
Ms. Shuqin Chen [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	789
Ms. Shuqin Chen [Member] | Subsidiary Manager [Member]
Related Party Transaction [Line Items]
Due from related parties			105,784
Mr. Deqin Ke [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due from related parties		26,364
Due to related parties	789
Ms Huagen Li [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		2,518
Guodong Jia [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		944
Minghua Cheng [Member] | Director And Majority Shareholder Of The Company [Member]
Related Party Transaction [Line Items]
Due to related parties		157,353
Hongwei Ye [Member] | Manager Of A Subsidiary Shareholder Of The Company [Member]
Related Party Transaction [Line Items]
Due to related parties		17
Anping Chen [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		6,924
Jiangwei Jia [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		787
Xiuyun Wang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		6,020	1,483
Yuwen Li [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Due to related parties		70,745	292,024
Shenzhen Da Xing Hua Shang Industry Development Ltd [Member] | Mr. Yumin Lin is the Supervisor of Shenzhen DaXingHuaShang Industry Development Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	94,620	93,298	3,063
Lihua Li [Member] | Mr. Yuwen Li's Wife [Member]
Related Party Transaction [Line Items]
Due to related parties			677
Zihao Ye [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties			12,958
Weihua Zuo [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties			2,298
Deqin ke [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties			9,274
Shengpin Liu [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties			306
Aisheng Zhang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties			3,063
Zhihua Liao [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties			$ 12,254
Mr Yuwen Li [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Due from related parties	26,255
Due to related parties		70,745
Mr Guodong Jia [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	946	944
Mr Minghua Cheng [Member] | Former Director And Majority Shareholder Of The Company [Member]
Related Party Transaction [Line Items]
Due to related parties	78,851	157,353
Mr Hongwei Ye [Member] | Manager Of A Subsidiary Shareholder Of The Company [Member]
Related Party Transaction [Line Items]
Due to related parties	17	17
Mr Anping Chen [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	8,516	6,924
Mr Jiangwei Jia [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		787
Mr Xiuyun Wang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		6,020
Mr Zhihua [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	325
Mr Chunxiang Zhang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	1,577
Mr Xue Mang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 789